SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

Subsequent to May 31, 2023 through to September 26, 2023:

— the Company issued 1,024,541,267 common shares pursuant to a share purchase agreement for gross proceeds of $5,350,019, issuance costs of $185,241 and net proceeds of $5,164,778.

— On September 24, 2023 the Company entered into a Placement Agreement with JH Darbie & Company (“Darbie”) to introduce third party investors to us for which we are obligated to pay Darbie: (a) upon consummation of the closing of a financing on our behalf, a finder’s fee in cash equal to 8% of the gross proceeds of an equity/convertible security (4% of for Equity Lines of Credit) and/or cash equal to 3% of the gross proceeds of a non-convertible debt transaction; (b) pay Darbie non-callable warrants equal to 8% warrant coverage of the amount raised (0% warrant coverage for Equity Lines of Credit. In conjunction with (b), the warrants will entitle the holder to purchase our securities at a purchase price equal to 120% of the introduced party’s exercise price of the transaction or the public market closing price of our common stock on the date of the transaction, whichever is lower.

18. SUBSEQUENT EVENTS

Subsequent to February 28, 2023 through to June 5, 2023,

— the Company issued 280,929,190 common shares pursuant to a share purchase agreement for gross proceeds of $1,400,194, issuance costs of $81,285 and cash proceeds of $1,318,909.

— on March 19 ,2023 the shareholders approved an increase to its authorized common stock by 1,225,000,000 shares

— on March 22, 2023 the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $30,000,000 over the course of twenty four (24) month at a purchase price of eighty percent (80%) of the lowest trade price in the 9 day preceding period. If the average Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the purchase price shall equal ninety percent (90%) of the lowest Volume Weighted Average Price (“VWAP”) for the Common Stock during the 9 day preceding period subject to a floor of $4.50 per share, below which the Company shall not be required to sell shares. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement.

(September 24, 2023 Placement Agent Agreement)

Subsequent to our quarter ending June 30, 2023, we completed a September 24, 2023 Placement Agreement with JH Darbie & Company (“Darbie”) to introduce third party investors to us for which we are obligated to pay Darbie: (a) upon consummation of the closing of a financing on our behalf, a finder’s fee in cash equal to 8% of the gross proceeds of an equity/convertible security (4% of for Equity Lines of Credit) and/or cash equal to 3% of the gross proceeds of a non-convertible debt transaction; (b) pay Darbie non-callable warrants equal to 8% warrant coverage of the amount raised (0% warrant coverage for Equity Lines of Credit. In conjunction with (b), the warrants will entitle the holder to purchase our securities at a purchase price equal to 120% of the introduced party’s exercise price of the transaction or the public market closing price of our common stock on the date of the transaction, whichever is lower.